Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE STATE TAX-FREE FUNDS, INC.
Entity Central Index Key	0000795384
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000005539
Shareholder Report [Line Items]
Fund Name	New York Tax-Free Bond Fund
Class Name	Investor Class
Trading Symbol	PRNYX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - Investor Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
AssetsNet	$ 418,177,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$418,177
Number of Portfolio Holdings	271

Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	93.6%
Puerto Rico	5.4
Other	1.0

Industry Allocation (as a % of Net Assets)

Special Tax	20.2%
Education	15.5
Transportation	13.8
Housing	13.5
Health Care	9.5
Electric	4.4
General Obligations - Local	3.8
Water & Sewer	3.5
Industrial & Pollution Control	3.0
Other	12.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000193178
Shareholder Report [Line Items]
Fund Name	New York Tax-Free Bond Fund
Class Name	I Class
Trading Symbol	TRYIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Tax-Free Bond Fund - I Class	$22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
AssetsNet	$ 418,177,000
Holdings Count | Holding	271
InvestmentCompanyPortfolioTurnover	20.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$418,177
Number of Portfolio Holdings	271

Holdings [Text Block]

State Allocation (as a % of Net Assets)

New York	93.6%
Puerto Rico	5.4
Other	1.0

Industry Allocation (as a % of Net Assets)

Special Tax	20.2%
Education	15.5
Transportation	13.8
Housing	13.5
Health Care	9.5
Electric	4.4
General Obligations - Local	3.8
Water & Sewer	3.5
Industrial & Pollution Control	3.0
Other	12.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless